Net Loss Per Share Attributable to Ordinary Shareholders (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share

	Year ended	Year ended	Year ended
	December 31	December 31	December 31
	2022	2021	2020
	In USD thousands, except share data

Numerator:
Net loss	(131,072)	(30,934)	(20,041)

Denominator:
Weighted-average shares used in computing net
loss per share attributable to ordinary
shareholders, basic and diluted	9,224,186	4,614,860	2,044,951

Net loss per share attributable to ordinary
shareholders, basic and diluted	(14.21)	(6.70)	(9.80)